Property, plant and equipment Disclosure Depreciation of Right of use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	€ 15.7	€ 16.1	€ 0.0
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	10.6	10.7	0.0
Property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	4.9	5.2	0.0
Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	€ 0.2	€ 0.2	€ 0.0